INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS - NET

8. INTANGIBLE ASSETS — NET

Intangible assets consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Land use rights
Cost	351,481	358,585	57,557
Less: Accumulated amortization	(16,494)	(23,538)	(3,778)

	334,987	335,047	53,779

Land use rights represent amounts paid for the rights to use eleven parcels of land in the PRC where the Group’s premises are located. Three land use rights were acquired from Huaerli (Nantong) Electronics Co., Ltd., a company whose controlling owner was also a significant shareholder of the Company prior to September 16, 2010.

As of December 31, 2011, land use rights with a net book value of RMB30,713,000 was pledged for short-term bank borrowings of RMB315,477,000 and long-term bank borrowings of RMB126,018,000 (Note 11). As of December 31, 2012, land use rights with a net book value of RMB56,076,000 (US$9,000,819) was pledged for short-term bank borrowings of RMB498,148,000 (US$79,958,267), and long-term bank borrowings of RMB540,930,000 (US$86,825,252) (Note 11).

The amortization expense for the years ended December 31, 2010, 2011 and 2012 was RMB4,500,000, RMB5,495,000 and RMB7,044,000 (US$1,130,640), respectively. For each of the next five years, the estimated annual amortization expense of intangible assets is RMB7,163,000 (US$1,149,741).